BALANCE SHEET (AS RESTATED) (Parenthetical) - $ / shares	Jan. 21, 2021	Jun. 30, 2021	Dec. 31, 2020
Shareholders' Equity
Preference shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)		1,000,000	1,000,000
Preference shares, shares issued (in shares)		0	0
Preference shares, shares outstanding (in shares)		0	0
Redeemable Class A Ordinary Shares [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Class A ordinary shares, shares subject to possible redemption (in shares)		26,773,897	26,872,277
Class A ordinary shares, redemption price (in dollars per share)		$ 10.00	$ 10.00
Shareholders' Equity
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)		200,000,000	200,000,000
Ordinary shares, shares issued (in shares)		3,226,103	3,127,723
Ordinary shares, shares outstanding (in shares)		3,226,103	3,127,723
Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)		20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	7,500,000	7,500,000	7,906,250
Ordinary shares, shares outstanding (in shares)	7,500,000	7,500,000	7,906,250
Ordinary shares, subject to forfeiture (in shares)			406,250
Forfeiture of Founder Shares (in shares)	406,250